CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (169,635)	$ (15,133)	$ 253,217
Adjustments to reconcile net income (loss) to net cash generated from (used in) operating activities:
Share-based compensation	6,552	4,497	4,682
Depreciation of property and equipment	25,004	14,668	11,624
Deferred tax expenses (benefits)	(2,250)	(32,361)	27,339
Allowance for doubtful accounts	29,712	18,649	17,377
Allowance for funds receivable	2,322
Realized gain on available-for-sale security	(10,583)
Impairment on investments	2,232		8,417
Amortization of loan origination costs	1,302	1,393	1,812
Amortization of issuance costs for convertible senior notes	4,964	3,196	3,033
Loss on disposal of property and equipment	719	0	0
Deemed rental expense (Note 18)	154	169	174
Changes in operating assets and liabilities:
Accounts receivable	16,190	(118,797)	(22,697)
Funds receivable	7,769	13,177	(25,173)
Prepayments and other current assets	16,730	(35,333)	8,799
Commitment deposits	4,119	36,666	(47,312)
Loans receivable, current	214,824	(53,340)	(2,009)
Loans receivable, non-current	36,158	(192,059)	(79,641)
Amounts due from a related party	273	(262)
Other non-current assets	(317)	2,250	(4,275)
Deferred revenue	(6,535)	33,099	4,420
Accrued expenses and other liabilities	(17,574)	106,412	50,085
Customers’ refundable fees	(27,580)	19,161	(10,502)
Income tax payable	(3,437)	29,346	15,064
Amounts due to a related party		(657)	120
Other non-current liabilities	127	(51)	(95)
Net cash generated from (used in) operating activities	131,240	(165,310)	214,459
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(73,804)	(129,759)	(1,268,688)
Proceeds from maturity of fixed-rate time deposits	89,952	507,007	822,804
Proceeds from disposal of an available-for-sale security	13,074
Acquisition of property and equipment	(24,576)	(45,151)	(7,976)
Payment for business acquisitions			(9,806)
Purchase of land use right		(54)
Acquisition of long-term investments	(4,902)	(127,388)	(119,312)
Proceeds from disposal of property and equipment	924	635	96
Deposits for non-current assets	(128,614)	(146,728)	(48,249)
Net cash (used in) generated from investing activities	(127,946)	58,562	(631,131)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Class A ordinary shares		346,775
Proceeds from exercise of share options	1,664	8,416	12,485
Proceeds from issuance of shares by a PRC Domestic Entity’s subsidiary	0	718	80
Proceeds from short-term loans	296,558	72,750
Proceeds from long-term loans	67,721
Repayment of short-term loans	(182,362)	(153,500)	(90,000)
Proceeds from issuances of convertible senior notes		300,000	50,000
Redemption of convertible senior notes	(394,300)
Repurchase of ordinary shares	(136,615)
Payment of issuance costs for convertible senior notes			(1,144)
Payment of loan origination costs		(15)	(781)
Payment of dividends		(82,751)	(82,380)
Changes in restricted cash	(118,281)	95,078	303,805
Net cash generated from financing activities	(465,615)	587,471	192,065
Exchange rate effect on cash and cash equivalents	(19,072)	(17,562)	(1,643)
Net (decrease) increase in cash and cash equivalents	(481,393)	463,161	(226,250)
Cash and cash equivalents at beginning of year	817,921	354,760	581,010
Cash and cash equivalents at end of year	336,528	817,921	354,760
Supplemental schedule of cash flow information:
Income tax paid	6,664	6,674	12,198
Interest paid	19,418	13,245	16,069
Acquisition of property and equipment through utilization of deposits	$ 14,345	$ 90,713